     Prime Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund
Tamarack Institutional Prime Money Market Fund
Tamarack Institutional Tax-Free Money Market Fund

Supplement dated October 13, 2009 to the Statement of Additional Information for the Money Market Funds dated January 28, 2009 (as supplemented March 24, 2009, May 18, 2009, and June 16, 2009).

This Supplement provides new and additional information beyond that included in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Gordon Telfer has replaced Nancy Scinto as Chief Investment Officer, Equity Products and the information for Mr. Telfer in the “Executive Officers” table beginning on page 18 of the SAI is replaced with the following:

Gordon Telfer (43)	Chief Investment Officer, Equity Products since October 2009, Portfolio Strategist from March 2004 to October 2009	Director of Equities – U.S. (June 2009-present); Head
of Growth Equities, Voyageur Asset Management
(2008-2009); Senior Portfolio Manager, Voyageur
Asset Management (2004-2008), Managing Director,
Voyageur Asset Management (2007-present); Vice
President, Voyageur Asset Management (2004-2007).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TAM MM SAI – SUPP 10/13/2009